Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies
Basis of Presentation

The accompanying condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed financial statements should be read in conjunction with the financial statements and notes included in the Company’s audited financial statements as of and for the year ended December 31, 2022 contained in the Annual Report on Form 10-K filed with the SEC on April 3, 2023.

In the opinion of management, the accompanying condensed financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods. The results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for any subsequent quarter, the year ending December 31, 2023, or any other period.

There have been no material changes to the Company’s significant accounting policies as described in the audited financial statements as of December 31, 2022.

Use of Estimates

The preparation of condensed financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and disclosures as of the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on various factors, including historical experience, and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Significant items subject to estimates and assumptions include useful lives of property and equipment, valuation of stock option, warrants and convertible notes measured at fair value, and impairment testing of intangible assets. Actual results may differ from these estimates.

Liquidity

As of September 30, 2023, the Company had cash and cash equivalents of $2,370,963. The Company plans to finance its operations and development needs with its existing cash and cash equivalents, additional equity and/or debt financing arrangements, and expected revenue primarily from the sale of VELDONA Pet cytoprotein supplements to support the Company’s clinical trial activities, largely in connection with Ainos Flora and human related VELDONA therapeutics. There can be no assurance that the Company will be able to obtain additional financing on terms acceptable to the Company, on a timely basis, or at all. If the Company is not able to obtain sufficient funds on acceptable terms when needed, the Company’s business, results of operations, and financial condition could be materially adversely impacted.

For the nine months ended September 30, 2023, the Company generated a net loss of $7,846,048. The Company expects to continue incurring development expenses for the next twelve months as the Company advances Ainos Flora and VELDONA therapeutics for humans through clinical development until regulatory approval is received and the sales and marketing of the products is authorized.

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net operating losses in every year since inception and has an accumulated deficit as of September 30, 2023 of $31,961,654 and expects to incur additional losses and negative operating cash flows for at least the next twelve months. The Company’s ability to meet its obligations is dependent upon its ability to generate sufficient cash flows from operations and future financing transactions. Although management expects the Company will continue as a going concern, there is no assurance that management’s plans will be successful since the availability and amount of such funding is not certain. Accordingly, substantial doubt exists about the Company’s ability to continue as a going concern for at least one year from the issuance of these financial statements. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the chief operating decision maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information prepared on the basis of accounting policy disclosed in its annual financial statement for purposes of making operating decisions, allocating resources, and evaluating financial performance of the Company. As such, the Company has determined that it operates as one operating segment.

Impairment of Intangible Assets

The Company reviews its definite-lived intangibles and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the anticipated undiscounted future net cash flows to the carrying value of the asset or asset group. If impairment exists, the assets are written down to their estimated fair value. No impairment of definite-lived intangible and long-lived assets was recorded for the three and nine months ended September 30, 2023 and 2022.

Fair Value Option

ASC 825-10, Financial Instruments, provides a fair value option (the “FVO”) election that allows companies an irrevocable election to use fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. ASC 825-10 permits entities to elect to measure eligible financial assets and liabilities at fair value on an ongoing basis. Unrealized gains and losses on items for which the FVO has been elected are reported in earnings, except for the effect of changes in own credit, which are recognized in other comprehensive income/loss. The decision to elect the FVO is determined on an instrument-by-instrument basis, must be applied to an entire instrument and is irrevocable once elected. Assets and liabilities measured at fair value pursuant to ASC 825-10 are required to be reported separately from those instruments measured using another accounting method.

The Company elected to account for the senior secured convertible notes issued to Lind Global Fund II LP (the “Lind Note”) using FVO, which allows for valuing the Lind Note at fair value in its entirety versus bifurcation of the embedded derivatives (see Note 5). The fair value of the Lind Note is determined using a binomial lattice valuation model, which is widely used for valuing convertible notes. The significant assumptions used in the model is volatility of the Company's common stock. If different assumptions are used, the fair value of the convertible notes and the change in estimated fair value could be materially different. A significant increase in the volatility of the market price of the Company’s common stock, in isolation, would result in a significantly higher fair value; and a significant decrease in volatility would result in a significantly lower fair value.

Recent Accounting Pronouncements Adopted

On January 1, 2023, the Company adopted Accounting Standards Update (the “ASU”) 2016-13 (the “ASU 2016-13”), Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which the Financial Accounting Standards Board (the “FASB”) issued in June 2016. The new standard changes the accounting for credit losses for financial assets and certain other instruments, including trade receivables and contract assets that are not measured at fair value through net income. Under legacy standards, the Company recognizes an impairment of receivables when it was probable that a loss had been incurred. Under the new standard pursuant to ASU 2016-13, the Company is required to recognize estimated credit losses expected to occur over the estimated life or remaining contractual life of an asset (which includes losses that may be incurred in future periods) using a broader range of information including reasonable and supportable forecasts about future economic conditions. The guidance is effective for smaller reporting companies (the “SRC”) as defined by the SEC for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years with early adoption permitted. The Company’s adoption of this new guidance did not have a material impact on the Company’s financial statements and related disclosure.

On January 1, 2023, the Company early adopted ASU 2020-06 (the “ASU 2020-06”), Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 as issued by FASB in August 2020 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for SRC’s fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company’s early adoption of this new guidance did not have a material impact on its financial statements and related disclosures.

Accounting Standards Issued but Not Yet Adopted	No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company’s financial statements.